Shareholder Report, Holdings (Details)	Aug. 31, 2026
C000266114 | 69608A108 | Palantir Technologies, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000266114 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000266114 | 651639106 | Newmont Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000266114 | 75886F107 | Regeneron Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000266114 | 12572Q105 | CME Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000266114 | 166764100 | Chevron Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000266114 | 22788C105 | Crowdstrike Holdings, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000266114 | 30233Q108 | ExxonMobil Holdings Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000266114 | 697435105 | Palo Alto Networks, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000266114 | 375558103 | Gilead Sciences, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000266114 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000266114 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000266114 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000266114 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000266114 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000266114 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000266114 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000266114 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000266114 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000266114 | Communications
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000266114 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000266114 | Technology
Holdings [Line Items]
Percent of Net Asset Value	34.60%
C000266114 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000266114 | InvestmentType_Reit
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000266114 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.70%
C000249078 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000249078 | 81369Y605 | State Street Financial Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000249078 | 92204A702 | Vanguard Information Technology ETF
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000249078 | 81369Y803 | State Street Technology Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000249078 | 81369Y209 | State Street Health Care Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000249078 | 81369Y852 | State Street Communication Services Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000249078 | 81369Y308 | State Street Consumer Staples Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000249078 | 81369Y704 | State Street Industrial Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000249078 | 81369Y407 | State Street Consumer Discretionary Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000249078 | 81369Y886 | State Street Utilities Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000249078 | Utilities02156V109
Holdings [Line Items]
Percent of Total Investments	34.00%
C000249078 | Equities37960A529
Holdings [Line Items]
Percent of Total Investments	66.00%
C000249078 | GOOG C190_20260921_S_SXMEquity Option
Holdings [Line Items]
Percent of Net Asset Value	(2.60%)
C000249078 | 02156V109Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000249078 | 46428Q109Commodity
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000249078 | 87612E106Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000249078 | 902973304Financials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000249078 | 29355A107Energy
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000249078 | 008073108Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000249078 | 74933W452Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000249078 | 002824100Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000249078 | 47215P106Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000249078 | 84615Q103Communications
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000249078 | 76655K103Technology
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000249078 | 464287184Equity
Holdings [Line Items]
Percent of Net Asset Value	62.80%